Balance Sheet Components - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 3.2	$ 4.6	$ 4.2